Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	December 31
	2017	2016
	NIS in millions
Cash in banks and on hand	487	924
Cash equivalents - short-term deposits	467	596
	954	1,520